Property and Equipment, net	12 Months Ended
Dec. 31, 2019
Property and Equipment, net
Property and Equipment, net

10. Property and Equipment, net

	As of December 31,
	2018	2019
	RMB	RMB
Electronic equipment	40,800	47,922
Software	15,200	32,119
Transportation equipment	5,327	4,011
Office equipment	10,459	11,734
Leasehold improvements	44,036	63,145
Total Property and Equipment	115,822	158,931
Accumulated depreciation	(59,124)	(75,115)
Total Property and Equipment, net	56,698	83,816

Depreciation expenses were RMB13,424,  RMB17,883 and RMB23,306 for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2018 and 2019, property and equipment amounting to RMB14,122 and RMB11,366, respectively, were pledged to a domestic bank for bank loans (see Note 13).